PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid professional fees (1)	$ 133,683	$ 457,123
Prepaid directors and officers' liability insurance premium	214,188	0
Recoverable VAT	67,105	0
Other	50,674	37,353
Prepaid expenses and other current assets	$ 465,650	$ 494,476